Financial assets and liabilities - Summary of Changes in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Beginning Balance	R$ 66,455,426	R$ 56,904,654
Proceeds	11,546,508	16,983,225
Repayment of principal	(14,293,953)	(12,187,560)
Payment of interest	(4,732,362)	(4,759,976)	R$ (3,552,292)
Interest on work in progress	(120,575)	(128,520)
Acquisition of subsidiaries	(77,002)	285,033
Interest, exchange rate and fair value	5,449,089	9,358,570
Ending balance	R$ 64,227,131	R$ 66,455,426	R$ 56,904,654